Current Liabilites - Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Summary of Current Liabilities - Trade And Other Payables

	Consolidated
	June 30, 2025 $	June 30, 2024 $
Trade payables	5,533,659	3,790,216
Accruals	4,653,950	5,343,241
Other payables	446,949	428,708

	10,634,558	9,562,165